Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Estimated Useful Life of Assets Based on Depreciation and Amortization Expense
Property and equipment, net consisted of the following:

	March 31, 2022	December 31, 2021
Building (1)	$—	$12,513
Leasehold improvement (2)	70,620	71,468
Laboratory and production equipment	11,927	11,395
Machinery, equipment and fixtures	8,070	7,974
Construction in progress	2,925	2,054

Property and equipment	93,542	105,404
Less: Accumulated depreciation (3)	(15,580)	(14,779)

Property and equipment, net	$77,962	$90,625

(1)	Includes $ 12,513 at December 31, 2021 under financing lease resulting from a failed sale leaseback (see Note 8).
(2)	Includes $ 70,959 at December 31, 2021, respectively, under financing lease resulting from a failed sale leaseback (see Note 8).
(3)	Includes $ 5,971 at December 31, 2021, respectively, under financing lease resulting from a failed sale leaseback (see Note 8).

Property and equipment, net consisted of the following:

	December 31,
	2021	2020
Building(1)	$12,513	$12,513
Leasehold improvement(2)	71,468	55,289
Laboratory and production equipment	11,395	5,884
Machinery, equipment and fixtures	7,974	3,704
Construction in progress	2,054	19,773

Property and equipment	105,404	97,163
Less: Accumulated depreciation(3)	(14,779)	(7,086)

Property and equipment, net	$90,625	$90,077

(1)	Includes $12,513 at December 31, 2021 and 2020 under financing lease resulting from a failed sale leaseback (see Note 11).
(2)	Includes $70,959 and $55,273 at December 31, 2021 and 2020, respectively, under financing lease resulting from a failed sale leaseback (see Note 11).
(3)	Includes $5,971 and $2,624 at December 31, 2021 and 2020, respectively, under financing lease resulting from a failed sale leaseback (see Note 11).